Goodwill, License Cost and Other Intangible Assets - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NZD ($)	Dec. 31, 2016 USD ($)	Oct. 29, 2013 NZD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated goodwill impairments		$ 0		$ 0
Amortization expense		17,200,000		17,800,000		$ 18,000,000
Debt , current		8,293,000		10,705,000
Nueva Tel | Bolivia | Scenario, Forecast
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated future payment for license fee	$ 25,000,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand
Goodwill and Intangible Assets Disclosure [Abstract]
License purchase price on agreement date		29,500,000					$ 44.0
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand | License Obligation
Goodwill and Intangible Assets Disclosure [Abstract]
Payment of debt		$ 7,000,000	$ 10.3	14,500,000	$ 20.8
Stated interest rate		5.80%
Payment of interest		$ 700,000		4,100,000
Trilogy International Radio Spectrum , LLC | 700 MHz License | New Zealand | License Obligation | Other Current Liabilities and Accrued Expenses
Goodwill and Intangible Assets Disclosure [Abstract]
Debt , current		6,500,000
2degrees | New Zealand
Goodwill and Intangible Assets Disclosure [Abstract]
Payment by 2degrees to TISP to purchase TIRS capital stock		$ 0		$ 11,000,000		$ 7,400,000